ACQUISITION OF BEADELL RESOURCES LIMITED - Additional Information (Details) - USD ($) $ / shares in Units, $ in Thousands				1 Months Ended	12 Months Ended
	Jul. 11, 2019	Mar. 05, 2019	Dec. 05, 2018	Feb. 28, 2019	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about business combination [line items]
Cash advance					$ 354	$ 5,000
Closing share price		$ 0.90
BEADELL RESOURCES LIMITED [Member]
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired		100.00%
Number of shares issued on acquistion		103,593,043
Percetntage of post acquisition shares issued and outstanding		38.00%
Share exchange ratio		0.0619
Number of share purchase warrants issued		9,749,727
Excercise Share Price		$ 1.317
Payment of acquisition cost		$ 2,923
Non-revolving Term Loan			$ 5,000
Repayment of principal amount received			3,000
Payment of accrued interest received			69
Cash advance	$ 2,000		$ 2,370	$ 354
Revenue					228,691
Profit (loss) of acquiree since acquisition date					$ 96,124